Insurance Net Investment Result - Summary of Interest Revenue on Financial Instruments Measured at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 89	€ 49
Non Derivative Assets [Member] | Applying the fair value option [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	89	49
Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	737	575
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	231	182
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	369	265
Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	137	128
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	422	364
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	231	188
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	54	48
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	137	128
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	315	217
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 315	217
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | PH designated [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL		(5)
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | PH designated [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL		€ (5)